<SEQUENCE>1
<FILENAME>nia2q11.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $69,085 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ABBOTT LABS                   COM            002824100     3554    67550            Sole                16700       0  50850
AKAMAI TECHNOLOGIES           COM            00971T101     2470    78490            Sole                16925       0  61565
ALCOA INC                     COM            013817101     3555   224175            Sole                59550       0 164625
AMER INTL GRP WTS EXP 1/19/21 WTS            026874156      321    31483            Sole                 6993       0  24490
AMERICAN EXPRESS CO           COM            025816109     4198    81200            Sole                16750       0  64450
AMERICAN INTL GROUP           COM            026874784     2190    74690            Sole                17250       0  57440
AT&T                          COM            00206R102     3196   101749            Sole                25857       0  75892
BRISTOL MYERS SQUIBB          COM            110122108     3301   114002            Sole                27575       0  86427
CITRIX SYS INC                COM            177376100     3704    46295            Sole                10375       0  35920
CLIFFS NATURAL RESOURCES      COM            18683K101     3951    42735            Sole                11225       0  31510
CONAGRA FOODS INC             COM            205887102     3685   142775            Sole                35225       0 107550
DELL COMPUTER CORP            COM            24702R101     3726   223525            Sole                57900       0 165625
INTL PAPER CO                 COM            460146103     4028   135075            Sole                30025       0 105050
ISHARES TR RUSSELL 2000       COM            464287655      214     2580            Sole                    0       0   2580
KIMBERLY-CLARK CORP           COM            494368103     3090    46420            Sole                11500       0  34920
LILY ELI & CO                 COM            532457108     2934    78186            Sole                21300       0  56886
MEADWESTVACO CORP             COM            583334107     4026   120875            Sole                29850       0  91025
MERCK & CO                    COM            58933Y105     2835    80344            Sole                19425       0  60919
MONSTER WORLDWIDE INC         COM            611742107     2767   188775            Sole                42975       0 145800
PFIZER                        COM            717081103     3259   158198            Sole                42600       0 115598
SARA LEE CORP                 COM            803111103     3885   204570            Sole                48625       0 155945
SPDR S&P MIDCAP 400 ETF TR    COM            78467Y107      249     1405            Sole                    0       0   1405
SPDR TR S&P 500 ETF TR        COM            78462F103      224     1700            Sole                    0       0   1700
VANGUARD INTL EQTY IDX MSCI   COM            922042858      258     5300            Sole                    0       0   5300
WHIRLPOOL CORP                COM            963320106     3465    42613            Sole                 8550       0  34063

                                                         69,085